Note 12 - Accrued Expenses	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
12.	ACCRUED EXPENSES

Accrued expenses consist of the following:

	December 31,
	2025	2024
Salaries, bonuses and related benefits	$37,426	$32,478
Accrued restructuring costs	759	5,823
Sales commissions	2,375	2,616
Warranty accrual	1,245	1,554
Other	7,905	10,560
	$49,710	$53,031

The change in warranty accruals for the year ended December 31, 2025, primarily reflects repair costs incurred and adjustments to pre-existing warranty obligations. New material warranty charges incurred during 2025 were less than $0.1 million, which management considers immaterial to the consolidated financial statements. No new material warranty charges were incurred during 2024.

Restructuring Activities:

Activity and liability balances related to restructuring costs for the years ended December 31, 2024 and 2025 are as follows:

		2024			2025
	Liability at		Cash Payments	Liability at		Cash Payments	Liability at
	December 31,	New	and Other	December 31,	New Charges/	and Other	December 31,
	2023	Charges	Settlements	2024	Other Adjustments	Settlements	2025
Severance costs	$1,551	$2,888	$(3,163)	$1,276	$2,442	$(3,633)	$85
Other restructuring costs	3,947	571	29	4,547	(3,119)	(754)	674
Total	$5,498	$3,459	$(3,134)	$5,823	$(677)	$(4,387)	$759

The 2024 charges and ending liability balance at December 31, 2024 noted above for severance costs largely relate to an initiative within our ITDS segment related to the transition of our fuse operations to other existing sites and also within our ADRS segment related to the transition of certain manufacturing from our Glen Rock, Pennsylvania facility to other existing Bel sites. The new charges noted above for other restructuring costs relate to housing and social insurance costs associated with our fuse restructuring initiative within our ITDS segment. The balances in other restructuring costs in the table above as of  December 31, 2024 largely related to remaining liabilities associated with the Company's facility consolidation project in the PRC.

The balance of accrued restructuring costs at December 31, 2025 largely related to remaining liabilities associated with the Company's facility consolidation project in the PRC whereby two of our ITDS manufacturing sites were consolidated into a single new site. During 2025, the Company recorded a $3.2 million reversal of other restructuring costs as a result of a non-cash settlement of liabilities related to this same project.